UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21233

PARADIGM FUNDS (Exact name of registrant as specified in charter)

Nine Elk Street, Albany, NY 12207-1002
(Address of principal executive offices) (Zip code)

Robert A. Benton
Nine Elk Street, Albany, NY 12207-1002
(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: December 31, 2018

Item 1. Reports to Stockholders.

Paradigm Funds

Paradigm Value Fund
Paradigm Select Fund
Paradigm Opportunity Fund
Paradigm Micro-Cap Fund
For Investors Seeking Long-Term Capital Appreciation

ANNUAL REPORT
December 31, 2018

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Table of Contents

PARADIGM FUNDS

Letter to Shareholders	2
Sector Allocation	5
Performance Information	7
Schedules of Investments	11
Statements of Assets and Liabilities	21
Statements of Operations	21
Statements of Changes in Net Assets	23
Financial Highlights	25

NOTES TO FINANCIAL STATEMENTS	27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	33

DISCLOSURE OF EXPENSES	34

ADDITIONAL INFORMATION	36

TRUSTEES & OFFICERS	38

2018 Annual Report 1

Letter to Shareholders

Dear Fellow Shareholders:

What a difference a year makes. In direct contrast to 2017, which was described as a "slow-motion surprise to the upside", 2018 was a year that proved to be another surprise in its abrupt descent into negative territory in the fourth quarter. Very few asset classes were spared in 2018. Instead of the broad-based strength we witnessed across market sectors in 2017, 2018 brought the opposite effect. Moreover, we were certainly in the wrong quadrant in 2018, as large-cap outperformed small-cap, and Growth outperformed Value in the US equity markets.

Clearly 2018 was subject to myriad economic concerns from the outset, including those about the pace and arc of the Fed interest rate tightening trajectory, the possibility of a US economic downturn, coupled with a flattening US housing cycle. When the US-China trade war began escalating in early 2018, that added to market uncertainty regarding the health and resilience of the US economy. These assorted variables continue to roil the equity markets as we move into 2019. A lack of resolution to the US-China trade tensions remains a source of market volatility and a significant overhang. Moreover, recent headlines about an economic slowdown within China itself further fuels concerns about end-market demand for a variety of consumer products, from premium smartphones to autos to homes, with ramifications for US corporations. Lastly, the latest concern is the US government shutdown, with an as of yet unmeasured impact on the US economy, consumer confidence, as well as the very real absence of actual economic data, such as GDP growth.

The optimism of early 2018 has long since dissipated, and a more muted view of the economy has taken hold, from both a corporate and consumer standpoint. We believe it is realistic to expect a slower pace of economic growth and corporate earnings. For example, recent ISM (Institute for Supply Management) manufacturing data were notably lower. The US housing market has slowed, with fears that higher mortgage rates are acting as a deterrent to prospective home buyers. The most recent December existing-home sales data came in sharply lower, sparking alarm that the equity markets' steep fourth-quarter decline further destabilized the US consumer. To wit, after consumer confidence in October of 2018 reached its highest level since 2000, November and December saw two straight months of declines.

Despite these very real concerns, none of which appear likely to dissipate in the immediate future, the US economy generally appears to remain on track. We believe that the overall health of corporate America is far from dire. The unemployment rate remains at historical lows, most recently as of December 31, 2018 3.9%, while wage growth finally has shown some sustained movement. Despite the recent declines in consumer confidence, absolute levels remain very strong. Furthermore, an additional tailwind for the consumer wallet is lower oil and gas prices.

If we were to look for a silver lining to the fourth quarter's downturn, it would be that many quality companies were equally pummeled by the market sell-off when in fact their businesses remain intact and robust. This broad-based market decline provides a new baseline for revisiting familiar names as well as new investment opportunities. In an environment of decelerating growth and increased volatility, we believe that a management team's rigor around capital allocation, working capital efficiency, and cash conversion, should differentiate them within their peer group. These attributes are critical to the success of our investments, and we are confident that a disciplined process that factors in the above criteria should be rewarded over time.

2018 Annual Report 2

Paradigm Value Fund

The Paradigm Value Fund (PVFAX) declined 2.07% in 2018, compared to a decline of 12.86% for the benchmark Russell 2000 Value. Since inception (January 1, 2003) on an annualized basis, the Fund has returned 12.06%, compared to 9.02% for the benchmark.

The Health Care and Information Technology sectors were the largest contributors to relative outperformance in 2018. The portfolio's Health Care sector gain of 29.81% far outpaced the benchmark's decline of 11.97% . In Information Technology the portfolio's gain of 4.59% outperformed the benchmark's decline of 12.46% . Both sectors' relative outperformance was driven by stock selection.

Industrials was the most challenging sector in 2018 due to contrarian holdings in the Construction industry and overall macro weakness in the building products industry.

Paradigm Select Fund

The Paradigm Select Fund (PFSLX) declined 9.93% in 2018, compared to a decline of 10.00% for the benchmark Russell 2500. Since inception (January 1, 2005) on an annualized basis, the Fund has returned 7.77%, compared to 7.55% for the benchmark.

The Consumer Discretionary and Energy sectors were the largest contributors to relative outperformance in 2018. Both were driven by stock selection while Energy also benefitted from its underweight allocation relative to the benchmark.

Challenging performance in the Industrials sector caused it to be the largest detractor to fund performance in 2018, driven by stock-specific weakness in building products holdings.

Paradigm Opportunity Fund

The Paradigm Opportunity Fund (PFOPX) declined 2.84% in 2018, compared to a decline of 11.01% for the benchmark Russell 2000. Since inception (January 1, 2005) on an annualized basis, the Fund has returned 6.49%, compared to 6.76% for the benchmark.

Relative outperformance was driven primarily by stock selection in the Health Care sector as portfolio holdings gained 31.81%, significantly outpacing the benchmark sector's 6.58% decline. Relative outperformance was primarily driven by holdings in the Health Care Technology and Health Care Equipment & Services industries.

Contribution to relative outperformance was also supported by the Energy, Consumer Discretionary, and Information Technology sectors.

The Industrials sector was the primary underperforming sector due to stock-specific setbacks.

2018 Annual Report 3

Paradigm Micro-Cap Fund

The Paradigm Micro-Cap Fund (PVIVX) declined 10.96% in 2018, compared to a decline of 13.08% for its benchmark, the Russell Microcap Index. Since inception (January 1, 2008) on an annualized basis, the Fund has returned 6.53%, compared to 5.60% for the benchmark.

Relative outperformance was driven primarily by stock selection in the Health Care and Consumer Discretionary sectors. Performance was particularly strong in the Health Care sector: Portfolio holdings gained 27.19%, significantly outpacing the benchmark sector's 9.20% decline. An overweight allocation to Health Care Equipment & Services coupled with the avoidance of Biotech industry exposure drove the relative outperformance.

The Industrials and Information Technology sectors were the most challenging sectors in 2018 due to stock-specific headwinds.

Sincerely,

Candace King Weir President and Chief Investment Officer Paradigm Funds Advisor LLC	Amelia F. Weir Senior Vice President Paradigm Funds Advisor LLC

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance may be lower or higher that the performance data quoted. To obtain performance data current to the most recent month end, please call 1-800-239-0732 or visit our website at www.paradigm-funds.com.

2018 Annual Report 4

Paradigm Funds (Unaudited)

                                                                   PARADIGM VALUE FUND
                                                     Sector Allocation as of December 31, 2018
                                                     (As a Percentage of Equity Securities Held)

                                                                  PARADIGM SELECT FUND
                                                   Sector Allocation as of December 31, 2018
                                                  (As a Percentage of Equity Securities Held)

2018 Annual Report 5

Paradigm Funds (Unaudited)

                                                                PARADIGM OPPORTUNITY FUND
                                                        Sector Allocation as of December 31, 2018
                                                        (As a Percentage of Equity Securities Held)

                                                                 PARADIGM MICRO-CAP FUND
                                                       Sector Allocation as of December 31, 2018
                                                      (As a Percentage of Equity Securities Held)

2018 Annual Report 6

Paradigm Value Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended December 31, 2018.

December 31, 2018 NAV $41.94

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Value Fund	-2.07%	9.42%	6.35%	11.38%
Russell 2000® Value Index(B)	-12.86%	7.37%	3.61%	10.40%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Value Fund was January 1, 2003.

(B) The Russell 2000® Value Index (whose composition is different from the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio is 1.51% . The Total Annual Operating Expense Ratio may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights only include the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2018 Annual Report 7

Paradigm Select Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended December 31, 2018.

December 31, 2018 NAV $32.75

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Select Fund	-9.93%	6.65%	5.25%	11.55%
Russell 2500® Index(B)	-10.00%	7.32%	5.15%	13.15%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Select Fund was January 1, 2005.

(B) The Russell 2500® Index (whose composition is different from the Fund) measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “mid” cap. The Russell 2500 Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio (before any fee waiver) is 1.51%, and 1.16% post waiver. The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.15% of its average daily net assets through April 30, 2019. The Total Annual Operating Expense Ratio may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights only include the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2018 Annual Report 8

Paradigm Opportunity Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended December 31, 2018.

December 31, 2018 NAV $37.73

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Opportunity Fund	-2.84%	8.42%	6.01%	12.62%
Russell 2000® Index(B)	-11.01%	7.36%	4.41%	11.97%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends, capital gain distributions and return of capital. The inception date of the Paradigm Opportunity Fund was January 1, 2005.

(B) The Russell 2000® Index (whose composition is different from the Fund) consists of the smallest 2,000 companies in the Russell 3000 Index (which represents approximately 98% of the investable U.S. equity market). The Index is an unmanaged index generally considered as the premier of small capitalization stocks.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio (before any fee waiver) is 1.51%, and 1.26% post waiver. The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.25% of its average daily net assets through April 30, 2019. The Total Annual Operating Expense Ratio may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights only include the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2018 Annual Report 9

Paradigm Micro-Cap Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Period Ended December 31, 2018.

December 31, 2018 NAV $25.26

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Micro-Cap Fund	-10.96%	9.50%	3.75%	11.12%
Russell Microcap® Index(B)	-13.08%	5.79%	3.08%	11.71%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Micro-Cap Fund was January 1, 2008.

(B) The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap. The Russell Microcap is completely reconstituted annually to ensure larger stocks do not distort performance and characteristics of the true microcap opportunity set. Effective December 27, 2011 the Fund changed its investment strategy. Under normal circumstances, the Micro-Cap Fund invests at least 80% of its net assets in common stocks of U.S. micro-cap companies. Therefore, the primary comparative index was changed from the S&P 500® Index to the Russell Microcap® Index.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio is 1.26% . The Total Annual Operating Expense Ratio may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights only include the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2018 Annual Report 10

Paradigm Value Fund
		Schedule of Investments
		December 31, 2018
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Air Courier Services
72,000	Air Transport Services Group, Inc. *	$1,642,320	3.19%
Aircraft Parts & Auxiliary Equipment, NEC
10,000	Ducommun Incorporated *	363,200	0.71%
Communications Equipment, NEC
3,816	Lumentum Holdings Inc. *	160,310
15,000	Vocera Communications, Inc. *	590,250
		750,560	1.46%
Computer Communications Equipment
110,300	A10 Networks, Inc. *	688,272
110,000	Extreme Networks, Inc. *	671,000
		1,359,272	2.64%
Construction - Special Trade Contractors
76,800	Matrix Service Co. *	1,377,792	2.68%
Electrical Work
19,700	EMCOR Group Inc.	1,175,893	2.29%
Electronic Computers
10,000	Omnicell, Inc. *	612,400	1.19%
Footwear, (No Rubber)
10,000	Caleres, Inc.	278,300	0.54%
Guided Missiles & Space Vehicles & Parts
15,000	Kratos Defense & Security Solutions, Inc. *	211,350	0.41%
Heavy Construction Other Than Building Construction - Contractors
20,000	Granite Construction Incorporated	805,600	1.57%
Industrial Organic Chemicals
21,700	Sensient Technologies Corporation	1,211,945	2.36%
Instruments for Measure & Testing of Electricity & Electric Signals
25,000	Cohu, Inc.	401,750	0.78%
Laboratory Analytical Instruments
19,900	PerkinElmer Inc.	1,563,145	3.04%
Millwood, Veneer, Plywood, & Structural Wood Members
5,000	American Woodmark Corporation *	278,400	0.54%
Mining & Quarrying of Nonmetallic Minerals (No Fuels)
55,000	Summit Materials, Inc. - Class A *	682,000	1.33%
Miscellaneous Electrical Machinery, Equipment & Supplies
50,000	Electro Scientific Industries, Inc. *	1,498,000	2.91%
Motor Vehicle Parts & Accessories
48,000	Tower International, Inc.	1,142,400	2.22%
National Commercial Banks
39,500	First Merchants Corporation	1,353,665
18,936	National Bank Holdings Corporation - Class A	584,554
		1,938,219	3.77%
Optical Instruments & Lenses
6,000	II-VI Incorporated *	194,760	0.38%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
140,000	RTI Surgical, Inc. *	518,000	1.01%
Printed Circuit Boards
15,000	Jabil Circuit, Inc.	371,850	0.72%
Retail - Apparel & Accessory Stores
20,000	Citi Trends, Inc.	407,800
85,400	Express Inc. *	436,394
33,400	Tailored Brands, Inc.	455,576
		1,299,770	2.53%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2018 Annual Report 11

Paradigm Value Fund
		Schedule of Investments
		December 31, 2018
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Retail - Catalog & Mail-Order Houses
5,000	Insight Enterprises, Inc. *	$203,750	0.40%
Retail - Family Clothing Stores
67,600	American Eagle Outfitters, Inc.	1,306,708	2.54%
Retail - Miscellaneous Shopping Goods Stores
50,000	Barnes & Noble, Inc.	354,500	0.69%
Retail - Retail Stores, NEC
9,100	IAC/InterActiveCorp. *	1,665,664	3.24%
Retail - Shoe Stores
24,800	Foot Locker, Inc.	1,319,360	2.57%
Savings Institution, Federally Chartered
40,300	LegacyTexas Financial Group, Inc.	1,293,227	2.51%
Semiconductors & Related Devices
30,000	FormFactor, Inc. *	422,700
20,000	Ichor Holdings, Ltd. *	326,000
61,600	Kulicke & Soffa Industries Inc. (Singapore)	1,248,632
7,588	Marvell Technology Group Ltd. (Bermuda)	122,850
20,400	Qorvo, Inc. *	1,238,892
		3,359,074	6.53%
Services - Business Services, NEC
21,400	Tabula Rasa HealthCare, Inc. *	1,364,464	2.65%
Services - Computer Integrated Systems Design
16,000	Allscripts Healthcare Solutions, Inc. *	154,240
60,000	Ribbon Communications Inc. *	289,200
		443,440	0.86%
Services - Help Supply Services
44,400	Kforce Inc.	1,372,848	2.67%
Services - Home Health Care Services
25,200	Addus HomeCare Corporation *	1,710,576	3.33%
Services - Hospitals
17,400	Magellan Health Services Inc. *	989,886
21,650	MEDNAX, Inc. *	714,450
		1,704,336	3.31%
Services - Management Services
60,000	R1 RCM Inc. *	477,000	0.93%
Services - Skilled Nursing Care Facilities
10,000	The Ensign Group, Inc.	387,900	0.75%
Special Industry Machinery (No Metalworking Machinery)
3,500	Kadant Inc.	285,110	0.55%
Special Industry Machinery, NEC
50,800	Brooks Automation, Inc.	1,329,944	2.59%
State Commercial Banks
27,000	Banner Corporation	1,443,960
39,000	Renasant Corporation	1,177,020
		2,620,980	5.09%
Telegraph & Other Message Communications
18,900	j2 Global, Inc.	1,311,282	2.55%
Telephone & Telegraph Apparatus
6,000	Fabrinet (Thailand) *	307,860	0.60%
Transportation Services
15,400	GATX Corp.	1,090,474	2.12%
Wholesale - Computers & Peripheral Equipment & Software
18,833	SYNNEX Corporation	1,522,446	2.96%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2018 Annual Report 12

Paradigm Value Fund
		Schedule of Investments
		December 31, 2018
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Wholesale - Lumber & Other Construction Materials
30,000	Foundation Building Materials, Inc. *	$249,300
80,000	Huttig Building Products, Inc. *	144,000
		393,300	0.76%
Women's, Misses', and Juniors Outerwear
50,000	J.Jill, Inc. *	266,500	0.52%
Wood Household Furniture, (No Upholstered)
30,000	Ethan Allen Interiors Inc.	527,700	1.02%
Total for Common Stocks (Cost $30,130,186)		46,295,369	90.01%

REAL ESTATE INVESTMENT TRUSTS
41,500	Blackstone Mortgage Trust, Inc. - Class A	1,322,190
14,750	Mid-America Apartment Communities Inc.	1,411,575
Total for Real Estate Investment Trusts (Cost $1,614,210)		2,733,765	5.32%

MONEY MARKET FUNDS
2,655,207	SEI Daily Income Trust Government Fund CL F 2.17% **	2,655,207	5.16%
Total for Money Market Funds (Cost $2,655,207)
Total Investment Securities		51,684,341	100.49%
	(Cost $34,399,603)
Liabilities in Excess of Other Assets		(252,951)	-0.49%
Net Assets		$51,431,390	100.00%

* Non-Income Producing Securities. ** The Yield Rate shown represents the 7-day yield at December 31, 2018.

The accompanying notes are an integral part of these financial statements.

2018 Annual Report 13

Paradigm Select Fund
		Schedule of Investments
		December 31, 2018
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Chemical & Allied Products
1,775	Innospec Inc.	$109,624
6,725	Olin Corp.	135,240
		244,864	1.05%
Communications Equipment, NEC
8,000	Lumentum Holdings Inc. *	336,080	1.44%
Construction - Special Trade Contractors
27,300	Matrix Service Co. *	489,762	2.10%
Electrical Work
5,700	EMCOR Group Inc.	340,233	1.46%
Electromedical & Electrotherapeutic Apparatus
11,400	Masimo Corporation *	1,224,018	5.25%
Fire, Marine & Casualty Insurance
3,950	American Financial Group Inc.	357,594
6,150	Aspen Insurance Holdings Limited (Bermuda)	258,238
		615,832	2.64%
Footwear (No Rubber)
12,000	Caleres, Inc.	333,960	1.43%
General Industrial Machinery & Equipment
12,000	Rexnord Corporation *	275,400	1.18%
Industrial Instruments For Measurement, Display, and Control
5,800	MKS Instruments, Inc.	374,738	1.61%
Industrial Organic Chemicals
5,800	Sensient Technologies Corporation	323,930
4,350	Westlake Chemical Corp.	287,839
		611,769	2.62%
Instruments For Measurement & Testing of Electricity & Electric Signals
18,675	Teradyne, Inc.	586,021	2.51%
Laboratory Analytical Instruments
9,700	PerkinElmer Inc.	761,935	3.27%
Millwood, Veneer, Plywood, & Structural Wood Members
6,000	American Woodmark Corporation *	334,080	1.43%
Mining & Quarrying of Nonmetallic Minerals (No Fuels)
10,000	Summit Materials, Inc. - Class A *	124,000	0.53%
Miscellaneous Manufacturing Industries
6,600	Hillenbrand, Inc.	250,338	1.07%
Optical Instruments & Lenses
5,000	II-VI Incorporated *	162,300	0.70%
Plastics Products
12,000	Entegris, Inc.	334,740	1.44%
Printed Circuit Boards
25,000	Jabil Circuit, Inc.	619,750
16,000	TTM Technologies, Inc. *	155,680
		775,430	3.32%
Retail - Apparel & Accessory Stores
8,950	Tailored Brands, Inc.	122,078	0.52%
Retail - Catalog & Mail-Order Houses
9,000	Insight Enterprises, Inc. *	366,750	1.57%
Retail - Eating & Drinking Places
6,700	Cannae Holdings, Inc. *	114,704	0.49%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2018 Annual Report 14

Paradigm Select Fund
		Schedule of Investments
		December 31, 2018
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Retail - Family Clothing Stores
22,900	American Eagle Outfitters, Inc.	$442,657	1.90%
Retail - Lumber & Other Building Materials Dealers
33,600	BMC Stock Holdings, Inc. *	520,128	2.23%
Retail - Radio, TV & Consumer Electronics Stores
12,400	Best Buy Co., Inc.	656,704	2.82%
Retail - Retail Stores, NEC
6,600	IAC/InterActiveCorp. *	1,208,064	5.18%
Retail - Shoe Stores
11,000	Foot Locker, Inc.	585,200	2.51%
Savings Institution, Federally Chartered
7,800	Capitol Federal Financial, Inc.	99,606	0.43%
Search, Detection, Navigation, Guidance, Aeronautical Systems
6,800	Garmin Ltd. (Switzerland)	430,576	1.85%
Semiconductors & Related Devices
10,000	Ichor Holdings, Ltd. *	163,000
20,500	Kulicke & Soffa Industries Inc. (Singapore)	415,535
32,025	Marvell Technology Group Ltd. (Bermuda)	518,485
11,200	Qorvo, Inc. *	680,176
5,800	Skyworks Solutions, Inc.	388,716
		2,165,912	9.29%
Services - Computer Integrated Systems Design
22,000	Allscripts Healthcare Solutions, Inc. *	212,080	0.91%
Services - Help Supply Services
18,625	Kelly Services, Inc. - Class A	381,440
11,350	Kforce Inc.	350,942
		732,382	3.14%
Services - Hospitals
9,000	Magellan Health Services Inc. *	512,010
8,000	MEDNAX, Inc. *	264,000
		776,010	3.33%
Services - Prepackaged Software
1,809	Black Knight, Inc. *	81,514
8,300	Progress Software Corporation	294,567
		376,081	1.61%
Steel Pipe & Tubes
15,750	Allegheny Technologies Incorporated *	342,877	1.47%
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
6,200	Carpenter Technology Corporation	220,782	0.95%
Surgical & Medical Instruments & Apparatus
17,700	Globus Medical, Inc. - Class A *	766,056
5,000	NuVasive, Inc. *	247,800
		1,013,856	4.35%
Telegraph & Other Message Communications
7,300	j2 Global, Inc.	506,474	2.17%
Telephone & Telegraph Apparatus
9,400	Fabrinet * (Thailand)	482,314	2.07%
Title Insurance
5,900	Fidelity National Financial, Inc.	185,496	0.79%
Wholesale - Computers & Peripheral Equipment & Software
10,101	SYNNEX Corporation	816,544	3.50%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2018 Annual Report 15

Paradigm Select Fund
	Schedule of Investments
	December 31, 2018
Shares	Fair Value	% of Net Assets

COMMON STOCKS

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
4,300 EnerSys	$333,723	1.43%
Wholesale - Lumber & Other Construction Materials
8,400 Boise Cascade Company	200,340	0.86%
Wood Household Furniture, (No Upholstered)
10,000 Ethan Allen Interiors Inc.	175,900	0.75%
Total for Common Stocks (Cost $19,018,984)	21,262,738	91.17%

REAL ESTATE INVESTMENT TRUSTS
5,900 Mid-America Apartment Communities Inc.	564,630	2.42%
Total for Real Estate Investment Trusts (Cost $500,280)

MONEY MARKET FUNDS
1,504,213 SEI Daily Income Trust Government Fund CL F 2.17% **	1,504,213	6.45%
Total for Money Market Funds (Cost $1,504,213)
Total Investment Securities	23,331,581	100.04%
(Cost $21,023,477)
Liabilities in Excess of Other Assets	(8,871)	-0.04%
Net Assets	$23,322,710	100.00%

* Non-Income Producing Securities. ** The Yield Rate shown represents the 7-day yield at December 31, 2018.

The accompanying notes are an integral part of these financial statements.

2018 Annual Report 16

Paradigm Opportunity Fund
			Schedule of Investments
			December 31, 2018
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Cable & Other Pay Television Services
13,300	TiVo Solutions Inc.	$125,153	1.14%
Communications Equipment, NEC
7,000	Lumentum Holdings Inc. *	294,070	2.67%
Computer Communications Equipment
30,700	A10 Networks, Inc. *	191,568	1.74%
Construction - Special Trade Contractors
12,500	Matrix Service Co. *	224,250	2.04%
Electrical Work
5,400	EMCOR Group Inc.	322,326	2.93%
General Industrial Machinery & Equipment
11,400	Rexnord Corporation *	261,630	2.38%
Industrial Organic Chemicals
6,350	Sensient Technologies Corporation	354,648	3.23%
Instruments For Measurement & Testing of Electricity & Electric Signals
7,775	Teradyne, Inc.	243,979	2.22%
Laboratory Analytical Instruments
4,000	PerkinElmer Inc.	314,200	2.86%
Miscellaneous Electrical Machinery, Equipment & Supplies
9,800	Electro Scientific Industries, Inc. *	293,608	2.67%
Miscellaneous Manufacturing Industries
5,200	Hillenbrand, Inc.	197,236	1.79%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
5,700	Avanos Medical, Inc. *	255,303	2.32%
Retail - Apparel & Accessory Stores
11,875	Express Inc. *	60,681
4,900	Tailored Brands, Inc.	66,836
		127,517	1.16%
Retail - Department Stores
2,500	Dillard's, Inc. - Class A	150,775	1.37%
Retail - Family Clothing Stores
13,300	American Eagle Outfitters, Inc.	257,089	2.34%
Retail - Lumber & Other Building Materials Dealers
18,800	BMC Stock Holdings, Inc. *	291,024	2.65%
Retail - Retail Stores, NEC
2,500	IAC/InterActiveCorp. *	457,600	4.16%
Retail - Shoe Stores
3,500	DSW Inc. - Class A	86,450
6,700	Foot Locker, Inc.	356,440
		442,890	4.03%
Semiconductors & Related Devices
18,300	Kulicke & Soffa Industries Inc. (Singapore)	370,941
5,700	Qorvo, Inc. *	346,161
4,700	Skyworks Solutions, Inc.	314,994
		1,032,096	9.39%
Services - Business Services, NEC
6,600	Tabula Rasa HealthCare, Inc. *	420,816	3.83%
Services - Computer Integrated Systems Design
31,500	Allscripts Healthcare Solutions, Inc. *	303,660	2.76%
Services - Computer Processing & Data Preparation
17,900	Inovalon Holdings, Inc. *	253,822	2.31%
Services - Help Supply Services
18,500	Kelly Services, Inc. - Class A	378,880	3.45%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2018 Annual Report 17

Paradigm Opportunity Fund
		Schedule of Investments
		December 31, 2018
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Services - Home Health Care Services
5,100	Addus HomeCare Corporation *	$346,188	3.15%
Services - Hospitals
5,900	Magellan Health Services Inc. *	335,651
4,600	MEDNAX, Inc. *	151,800
		487,451	4.43%
Services - Prepackaged Software
5,900	Progress Software Corporation	209,391	1.90%
Special Industry Machinery (No Metalworking Machinery)
4,300	Kadant Inc.	350,278	3.19%
Special Industry Machinery, NEC
15,000	Brooks Automation, Inc.	392,700	3.57%
Surgical & Medical Instruments & Apparatus
10,400	AtriCure, Inc. *	318,240
18,700	GenMark Diagnostics, Inc. *	90,882
4,500	OrthoPediatrics Corp. *	156,960
		566,082	5.15%
Telegraph & Other Message Communications
5,000	j2 Global, Inc.	346,900	3.15%
Wholesale - Computers & Peripheral Equipment & Software
1,250	SYNNEX Corporation	101,080	0.92%
Total for Common Stocks (Cost $7,914,328)		9,994,210	90.90%

REAL ESTATE INVESTMENT TRUSTS
3,700	Mid-America Apartment Communities Inc.	354,090	3.22%
Total for Real Estate Investment Trusts (Cost $200,380)

MONEY MARKET FUNDS
654,067	SEI Daily Income Trust Government Fund CL F 2.17% **	654,067	5.95%
Total for Money Market Funds (Cost $654,067)
Total Investment Securities		11,002,367	100.06%
	(Cost $8,768,775)
Liabilities in Excess of Other Assets		(7,121)	-0.06%
Net Assets		$10,995,246	100.00%

* Non-Income Producing Securities. ** The Yield Rate shown represents the 7-day yield at December 31, 2018.

The accompanying notes are an integral part of these financial statements.

2018 Annual Report 18

Paradigm Micro-Cap Fund
			Schedule of Investments
			December 31, 2018
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Parts & Auxiliary Equipment, NEC
25,000	Ducommun Incorporated *	$908,000	2.05%
Communications Equipment, NEC
50,000	Vocera Communications, Inc. *	1,967,500	4.44%
Computer Communications Equipment
260,000	Extreme Networks, Inc. *	1,586,000
20,000	Lumentum Holdings Inc. *	840,217
		2,426,217	5.47%
Computer Peripheral Equipment, NEC
160,000	Mitek Systems, Inc. *	1,729,600	3.90%
Concrete Products, Except Block & Brick
30,000	Forterra, Inc. *	112,800	0.25%
Electromedical & Electrotherapeutic Apparatus
60,000	Cutera, Inc. *	1,021,200	2.30%
Electronic Computers
25,000	Omnicell, Inc. *	1,531,000	3.45%
Engines & Turbines
400,000	Westport Fuel Systems Inc. *	532,000	1.20%
Footwear (No Rubber)
50,000	Caleres, Inc.	1,391,500	3.14%
Guided Missiles & Space Vehicles & Parts
100,000	Kratos Defense & Security Solutions, Inc. *	1,409,000	3.18%
Instruments for Measurement & Testing of Electricity & Electric Signals
50,000	Cohu, Inc.	803,500	1.81%
Mining & Quarrying of Nonmetallic Minerals (No Fuels)
10,000	Summit Materials, Inc. - Class A *	124,000	0.28%
Motor Vehicle Parts & Accessories
150,000	Modine Manufacturing Company *	1,621,500	3.66%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
550,000	RTI Surgical, Inc. *	2,035,000	4.59%
Pharmaceutical Preparations
60,000	Dermira, Inc. *	431,400	0.97%
Printed Circuit Boards
80,000	TTM Technologies, Inc. *	778,400	1.76%
Retail - Apparel & Accessory Stores
80,000	Citi Trends, Inc.	1,631,200
60,000	Tilly's, Inc. - Class A *	651,600
		2,282,800	5.15%
Retail - Catalog & Mail-Order Houses
30,000	Insight Enterprises, Inc. *	1,222,500	2.76%
Retail - Retail Stores, NEC
191,400	Kirkland’s, Inc. *	1,824,042	4.11%
Retail - Variety Stores
100,000	Fred’s, Inc. - Class A	189,000	0.43%
Retail - Women’s Clothing Stores
377,500	RTW Retailwinds, Inc.	1,068,325	2.41%
Semiconductors & Related Devices
50,000	Finisar Corporation *	1,080,000
90,000	Ichor Holdings, Ltd. *	1,467,000
		2,547,000	5.74%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2018 Annual Report 19

Paradigm Micro-Cap Fund
		Schedule of Investments
		December 31, 2018
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Services - Computer Integrated Systems Design
400,000	Aerohive Networks, Inc. *	$1,304,000
184,600	Allscripts Healthcare Solutions, Inc. *	1,779,544
320,000	Ribbon Communications Inc. *	1,542,400
		4,625,944	10.43%
Services - Computer Processing & Data Preparation
200,000	Castlight Health, Inc. *	434,000	0.98%
Services - Management Services
250,000	R1 RCM Inc. *	1,987,500	4.48%
Services - Skilled Nursing Care Facilities
20,000	The Ensign Group, Inc.	775,800	1.75%
Special Industry Machinery, NEC
61,463	Axcelis Technologies, Inc. *	1,094,041	2.47%
Special Industry Machinery (No Metalworking Machinery)
10,800	Kadant Inc.	879,768	1.98%
Surgical & Medical Instruments & Apparatus
100,000	Alphatec Holdings, Inc. *	229,000
20,000	Cerus Corporation *	101,400
40,000	Sensus Healthcare, Inc. *	296,400
		626,800	1.41%
Wholesale - Computers & Peripheral Equipment & Software
20,000	ScanSource, Inc. *	687,600	1.55%
Wholesale - Hardware
110,000	Wesco Aircraft Holdings, Inc. *	869,000	1.96%
Wholesale - Lumber & Other Construction Materials
140,000	Foundation Building Materials, Inc. *	1,163,400
250,000	Huttig Building Products, Inc. *	450,000
		1,613,400	3.64%
Women's, Misses', and Juniors Outerwear
300,000	J.Jill, Inc. *	1,599,000	3.60%
Total for Common Stocks (Cost $42,491,785)		43,149,137	97.30%

MONEY MARKET FUNDS
3,683,730	SEI Daily Income Trust Government Fund CL F 2.17% **	3,683,730	8.31%
Total for Money Market Funds (Cost $3,683,730)
Total Investment Securities		46,832,867	105.61%
	(Cost $46,175,515)
Liabilities in Excess of Other Assets		(2,487,119)	-5.61%

Net Assets		$44,345,748	100.00%

* Non-Income Producing Securities. ** The Yield Rate shown represents the 7-day yield at December 31, 2018.

The accompanying notes are an integral part of these financial statements.

2018 Annual Report 20

Paradigm Funds

Statements of Assets and Liabilities	Value	Select
December 31, 2018	Fund	Fund

Assets:
Investment Securities at Fair Value*	$51,684,341	$23,331,581
Cash	-	3,604
Receivable for Fund Shares Sold	32,512	2,600
Dividends Receivable	51,566	8,001
Total Assets	51,768,419	23,345,786
Liabilities:
Payable for Fund Shares Redeemed	237,845	-
Payable for Securities Purchased	30,761	-
Payable to Advisor	68,423	23,076
Total Liabilities	337,029	23,076
Net Assets	$51,431,390	$23,322,710
Net Assets Consist of:
Paid In Capital	$34,095,386	$21,033,731
Total Distributable Earnings	17,336,004	2,288,979
Net Assets	$51,431,390	$23,322,710

Net Asset Value, Offering and Redemption Price (Note 2)	$41.94	$32.75

* Investments at Identified Cost	$34,399,603	$21,023,477

Shares Outstanding (Unlimited number of shares	1,226,301	712,137
authorized without par value)

Statements of Operations
For the fiscal year ended December 31, 2018

Investment Income:
Dividends	$792,311	$309,970
Total Investment Income	792,311	309,970
Expenses:
Investment Advisor Fees	901,890	395,695
Total Expenses	901,890	395,695
Less: Expenses Waived	-	(92,323)
Net Expenses	901,890	303,372

Net Investment Income (Loss)	(109,579)	6,598

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	7,032,203	667,245
Net Change in Net Unrealized Appreciation on Investments	(7,753,631)	(3,317,635)
Net Realized and Unrealized Loss on Investments	(721,428)	(2,650,390)

Net Decrease in Net Assets from Operations	$(831,007)	$(2,643,792)

The accompanying notes are an integral part of these financial statements.

2018 Annual Report 21

Paradigm Funds

Statements of Assets and Liabilities	Opportunity	Micro-Cap
December 31, 2018	Fund	Fund

Assets:
Investment Securities at Fair Value*	$11,002,367	$46,832,867
Receivable for Fund Shares Sold	24	166
Dividends Receivable	4,944	9,965
Total Assets	11,007,335	46,842,998
Liabilities:
Payable for Fund Shares Redeemed	-	28,061
Payable for Securities Purchased	-	2,420,403
Payable to Advisor	12,089	48,786
Total Liabilities	12,089	2,497,250
Net Assets	$10,995,246	$44,345,748
Net Assets Consist of:
Paid In Capital	$8,774,879	$43,870,806
Total Distributable Earnings	2,220,367	474,942
Net Assets	$10,995,246	$44,345,748

Net Asset Value, Offering and Redemption Price (Note 2)	$37.73	$25.26

* Investments at Identified Cost	$8,768,775	$46,175,515

Shares Outstanding (Unlimited number of shares	291,383	1,755,716
authorized without par value)

Statements of Operations
For the fiscal year ended December 31, 2018

Investment Income:
Dividends	$112,818	$314,589
Total Investment Income	112,818	314,589
Expenses:
Investment Advisor Fees	157,139	673,800
Total Expenses	157,139	673,800
Less: Expenses Waived	(26,186)	-
Net Expenses	130,953	673,800

Net Investment Loss	(18,135)	(359,211)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	455,563	5,479,445
Net Change in Net Unrealized Appreciation on Investments	(1,314,120)	(11,021,590)
Net Realized and Unrealized Loss on Investments	(858,557)	(5,542,145)

Net Decrease in Net Assets from Operations	$(876,692)	$(5,901,356)

The accompanying notes are an integral part of these financial statements.

2018 Annual Report 22

Paradigm Funds

Statements of Changes in Net Assets	Value Fund			Select Fund

	1/1/2018	1/1/2017		1/1/2018	1/1/2017
	to	to		to	to
	12/31/2018	12/31/2017		12/31/2018	12/31/2017
From Operations:
Net Investment Income (Loss)	$(109,579)	$(91,298)		$6,598	$(31,071)
Net Realized Gain on Investments	7,032,203	7,234,920		667,245	996,627
Net Change in Unrealized Appreciation on Investments	(7,753,631)	788,997		(3,317,635)	2,597,991
Net Increase (Decrease) in Net Assets from Operations	(831,007)	7,932,619		(2,643,792)	3,563,547
From Distributions to Shareholders:	(6,505,623)	(6,505,753)	(a)	(665,584)	(946,144)	(b)
From Capital Share Transactions:
Proceeds From Sale of Shares	2,635,472	2,344,188		1,522,264	5,880,698
Proceeds from Redemption Fees (Note 2)	8,891	15,648		-	24,685
Shares Issued on Reinvestment of Dividends	6,217,194	6,211,305		626,197	934,694
Cost of Shares Redeemed	(9,266,900)	(12,920,673)		(777,882)	(7,065,050)
Net Increase (Decrease) from Shareholder Activity	(405,343)	(4,349,532)		1,370,579	(224,973)
Net Increase (Decrease) in Net Assets	(7,741,973)	(2,922,666)		(1,938,797)	2,392,430

Net Assets at Beginning of Period	59,173,363	62,096,029		25,261,507	22,869,077

Net Assets at End of Period	$51,431,390	$59,173,363	(c)	$23,322,710	$25,261,507	(c)

Share Transactions:
Issued	49,608	46,479		37,898	167,749
Reinvested	149,704	125,760		19,315	24,839
Redeemed	(181,659)	(254,520)		(19,869)	(200,746)
Net Increase (Decrease) in Shares	17,653	(82,281)		37,344	(8,158)
Shares Outstanding Beginning of Period	1,208,648	1,290,929		674,793	682,951
Shares Outstanding End of Period	1,226,301	1,208,648		712,137	674,793

(a) For the prior year ended December 31, 2017, total distributions consisted of Capital Gains of $6,505,753.
(b) For the prior year ended December 31, 2017, total distributions consisted of Capital Gains of $946,144.
(c) As of December 31, 2017, Accumulated Undistributed Net Investment Income was $0.

The accompanying notes are an integral part of these financial statements.

2018 Annual Report 23

Paradigm Funds

Statements of Changes in Net Assets	Opportunity Fund			Micro-Cap Fund

	1/1/2018	1/1/2017		1/1/2018	1/1/2017
	to	to		to	to
	12/31/2018	12/31/2017		12/31/2018	12/31/2017
From Operations:
Net Investment Loss	$(18,135)	$(2,243)		$(359,211)	$(437,969)
Net Realized Gain on Investments	455,563	237,640		5,479,445	3,447,873
Net Change in Unrealized Appreciation on Investments	(1,314,120)	801,886		(11,021,590)	3,130,584
Net Increase (Decrease) in Net Assets from Operations	(876,692)	1,037,283		(5,901,356)	6,140,488

From Distributions to Shareholders:	(447,555)	(70,402)	(a)	(5,495,670)	(3,176,931)	(b)

From Capital Share Transactions:
Proceeds From Sale of Shares	5,994,589	667,051		7,068,123	11,699,509
Proceeds from Redemption Fees (Note 2)	565	-		449	3,202
Shares Issued on Reinvestment of Dividends	336,275	70,402		5,434,220	3,138,877
Cost of Shares Redeemed	(1,801,022)	(613,978)		(6,183,886)	(20,051,176)
Net Increase (Decrease) from Shareholder Activity	4,530,407	123,475		6,318,906	(5,209,588)
Net Increase (Decrease) in Net Assets	3,206,160	1,090,356		(5,078,120)	(2,246,031)

Net Assets at Beginning of Period	7,789,086	6,698,730		49,423,868	51,669,899

Net Assets at End of Period	$10,995,246	$7,789,086	(c)	$44,345,748	$49,423,868	(c)

Share Transactions:
Issued	130,299	18,158		193,754	356,499
Reinvested	9,001	1,729		216,935	96,108
Redeemed	(40,349)	(15,192)		(180,493)	(655,825)
Net Increase (Decrease) in Shares	98,951	4,695		230,196	(203,218)
Shares Outstanding Beginning of Period	192,432	187,737		1,525,520	1,728,738
Shares Outstanding End of Period	291,383	192,432		1,755,716	1,525,520

(a) For the prior year ended December 31, 2017, total distributions consisted of Capital Gains of $70,402.
(b) For the prior year ended December 31, 2017, total distributions consisted of Capital Gains of $3,176,931.
(c) As of December 31, 2017, Accumulated Undistributed Net Investment Income was $0.

The accompanying notes are an integral part of these financial statements.

2018 Annual Report 24

Paradigm Value Fund

Financial Highlights - Paradigm Value Fund

Selected data for a share outstanding	1/1/2018	1/1/2017	1/1/2016		1/1/2015		1/1/2014
throughout the period:	to	to	to		to		to
	12/31/2018	12/31/2017	12/31/2016		12/31/2015		12/31/2014
Net Asset Value - Beginning of Period	$48.96	$48.10	$43.02		$48.33		$56.37
Net Investment Loss (a)	(0.10)	(0.08)	(0.02)		(0.02)		(0.05)
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.98)	6.89	7.46		0.74		1.50
Total from Investment Operations	(1.08)	6.81	7.44		0.72		1.45
Distributions (From Net Investment Income)	-	-	-		-		-
Distributions (From Capital Gains)	(5.95)	(5.96)	(2.36)		(6.03)		(9.49)
Total Distributions	(5.95)	(5.96)	(2.36)		(6.03)		(9.49)
Proceeds from Redemption Fee (Note 2)	0.01	0.01	-	+	-	+	-	+
Net Asset Value - End of Period	$41.94	$48.96	$48.10		$43.02		$48.33
Total Return (b)	(2.07)%	14.06%	17.29%		1.35%		2.44%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$51,431	$59,173	$62,096		$66,931		$96,162
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	1.66%	2.00%		2.00%		1.97%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.50%	1.50%	1.50%		1.50%		1.50%
Ratio of Net Investment Loss to Average
Net Assets (c)	(0.18)%	(0.15)%	(0.06)%		(0.05)%		(0.09)%
Portfolio Turnover Rate	20.54%	24.12%	12.68%		14.35%		31.47%

Paradigm Select Fund

Financial Highlights - Paradigm Select Fund

Selected data for a share outstanding throughout the period:	1/1/2018	1/1/2017	1/1/2016		1/1/2015		1/1/2014
	to	to	to		to		to
	12/31/2018	12/31/2017	12/31/2016		12/31/2015		12/31/2014
Net Asset Value - Beginning of Period	$37.44	$33.49	$29.09		$32.20		$37.05
Net Investment Income (Loss) (a)	0.01	(0.05)	(0.04)		0.07		-	+
Net Gain (Loss) on Investments (Realized and Unrealized)	(3.74)	5.42	4.69		(0.45)		2.98
Total from Investment Operations	(3.73)	5.37	4.65		(0.38)		2.98
Distributions (From Net Investment Income)	-	-	(0.01)		(0.05)		-
Distributions (From Capital Gains)	(0.96)	(1.46)	(0.24)		(2.68)		(7.83)
Total Distributions	(0.96)	(1.46)	(0.25)		(2.73)		(7.83)
Proceeds from Redemption Fee (Note 2)	-	0.04	-	+	-	+	-

Net Asset Value - End of Period	$32.75	$37.44	$33.49		$29.09		$32.20
Total Return (b)	(9.93)%	16.12%	15.98%		(1.26)%		7.86%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$23,323	$25,262	$22,869		$5,399		$6,537
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	1.50%	1.50%		1.50%		1.50%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.15%	1.15%	1.15%		1.15%		1.15%
Ratio of Net Investment Income (Loss) to Average
Net Assets (c)	0.03%	(0.13)%	(0.14)%		0.21%		0.00%	+
Portfolio Turnover Rate	20.28%	21.49%	31.47%		19.57%		36.25%

(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Such percentages reflect an expense waiver by the Advisor. See Note 4.
+ Amount calculated is less than $0.005/0.005% .

The accompanying notes are an integral part of these financial statements.

2018 Annual Report 25

Paradigm Opportunity Fund

Financial Highlights - Paradigm Opportunity Fund

Selected data for a share outstanding throughout the period:	1/1/2018		1/1/2017	1/1/2016	1/1/2015		1/1/2014
	to		to	to	to		to
	12/31/2018		12/31/2017	12/31/2016	12/31/2015		12/31/2014
Net Asset Value - Beginning of Period	$40.48		$35.68	$31.14	$32.70		$31.25
Net Investment Loss (a)	(0.08)		(0.01)	(0.02)	(0.06)		(0.05)
Net Gain (Loss) on Investments (Realized and Unrealized)	(1.09)		5.18	4.56	(1.50)		3.27
Total from Investment Operations	(1.17)		5.17	4.54	(1.56)		3.22
Distributions (From Net Investment Income)	-		-	-	-		-
Distributions (From Capital Gains)	(1.58)		(0.37)	-	-	+	(1.77)
Total Distributions	(1.58)		(0.37)	-	-		(1.77)
Proceeds from Redemption Fee (Note 2)	-	+	-	-	-	+	-	+
Net Asset Value - End of Period	$37.73		$40.48	$35.68	$31.14		$32.70
Total Return (b)	(2.84)%		14.48%	14.58%	(4.76)%		10.28%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$10,995		$7,789	$6,699	$6,019		$6,694
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.50%		1.65%	2.00%	2.00%		2.00%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.25%		1.25%	1.25%	1.25%		1.25%
Ratio of Net Investment Loss to Average
Net Assets (c)	(0.17)%		(0.03)%	(0.08)%	(0.19)%		(0.15)%
Portfolio Turnover Rate	19.31%		14.29%	10.65%	16.21%		7.59%

Paradigm Micro-Cap Fund

Financial Highlights - Paradigm Micro-Cap Fund

Selected data for a share outstanding throughout the period:	1/1/2018		1/1/2017		1/1/2016		1/1/2015	1/1/2014
	to		to		to		to	to
	12/31/2018		12/31/2017		12/31/2016		12/31/2015	12/31/2014
Net Asset Value - Beginning of Period	$32.40		$29.89		$24.32		$27.39	$30.35
Net Investment Loss (a)	(0.23)		(0.31)		(0.18)		(0.11)	(0.17)
Net Gain (Loss) on Investments (Realized and Unrealized)	(3.35)		5.05		6.83		(2.64)	0.74
Total from Investment Operations	(3.58)		4.74		6.65		(2.75)	0.57
Distributions (From Net Investment Income)	-		-		-		-	-
Distributions (From Capital Gains)	(3.56)		(2.23)		(1.08)		(0.32)	(3.53)
Total Distributions	(3.56)		(2.23)		(1.08)		(0.32)	(3.53)
Proceeds from Redemption Fee (Note 2)	-	+	-	+	-	+	-	-
Net Asset Value - End of Period	$25.26		$32.40		$29.89		$24.32	$27.39
Total Return (b)	(10.96)%		15.79%		27.33%		(10.05)%	1.81%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$44,346		$49,424		$51,670		$42,395	$26,100
Ratio of Expenses to Average Net Assets	1.25%		1.25%		1.25%		1.25%	1.25%
Ratio of Net Investment Loss to Average
Net Assets	(0.67)%		(0.96)%		(0.67)%		(0.41)%	(0.58)%
Portfolio Turnover Rate	111.47%		125.90%		88.88%		70.95%	101.19%

(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Such percentages reflect an expense waiver by the Advisor. See Note 4.
+ Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

2018 Annual Report 26

NOTES TO FINANCIAL STATEMENTS
PARADIGM FUNDS
December 31, 2018

1.) ORGANIZATION
Paradigm Funds (the “Trust”) is an open-end management investment company that was organized in Ohio as a business trust on September 13, 2002 that offers shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Paradigm Value Fund (“Value”) commenced operations on January 1, 2003. Value’s investment objective is long-term capital appreciation. The Paradigm Select Fund (“Select”) and Paradigm Opportunity Fund (“Opportunity”) both commenced operations on January 1, 2005 with long-term capital appreciation as their objective. The Paradigm Micro-Cap Fund (“Micro-Cap”) commenced operations on January 1, 2008. Micro-Cap’s investment objective is long-term capital appreciation. Under normal circumstances, Micro-Cap invests at least 80% of its net assets in the common stocks of U.S. micro-cap companies. Prior to December 27, 2011, the principal investment strategy of Micro-Cap was to invest primarily in the common stocks of small, mid or large capitalization companies that the Advisor (defined below) believed had the potential for capital appreciation. Value, Select, Opportunity and Micro-Cap are all diversified funds. The advisor to Value, Select, Opportunity and Micro-Cap (each a “Fund” and collectively the “Funds”) is Paradigm Funds Advisor LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follows the significant accounting policies described in this section.

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on a trade date for financial statement reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. The Funds use the highest cost basis which is a form of specific identification in computing gain or loss on sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

SHARE VALUATION: Each Fund’s net asset value (the “NAV”) is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each Fund is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. During the fiscal year ended December 31, 2018 proceeds from redemption fees were $8,891, $0, $565 and $449 for Value, Select, Opportunity and Micro-Cap, respectively.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as

2018 Annual Report 27

Notes to Financial Statements - continued

U.S. Federal and New York State tax authorities; the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the fiscal year ended December 31, 2018, the Funds did not incur any interest or penalties.

ESTIMATES: The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund. These adjustments were primarily attributed to the reclassification of net investment loss and the usage of equalization for tax purposes.

Value
Paid In Capital	$362,792
Total Distributable Earnings	($362,792)

Opportunity
Paid In Capital	($18,135)
Total Distributable Earnings	$18,135

Micro-Cap
Paid In Capital	($359,211)
Total Distributable Earnings	$359,211

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ best information about the assumptions a market participant would use in valuing the assets or liabilities.

The availability of inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

2018 Annual Report 28

Notes to Financial Statements - continued

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts) Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Advisor’s opinion, the last bid price does not accurately reflect the fair value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the fair value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Trust’s Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of December 31, 2018:

Value:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$46,295,369	$ -	$ -	$46,295,369
Real Estate Investment Trusts	2,733,765	-	-	2,733,765
Money Market Funds	2,655,207	-	-	2,655,207
Total	$51,684,341	$ -	$ -	$51,684,341

Select:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$21,262,738	$ -	$ -	$21,262,738
Real Estate Investment Trusts	564,630	-	-	564,630
Money Market Funds	1,504,213	-	-	1,504,213
Total	$23,331,581	$ -	$ -	$23,331,581

Opportunity:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 9,994,210	$ -	$ -	$ 9,994,210
Real Estate Investment Trusts	354,090	-	-	354,090
Money Market Funds	654,067	-	-	654,067
Total	$11,002,367	$ -	$ -	$11,002,367

Micro-Cap:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$43,149,137	$ -	$ -	$43,149,137
Money Market Funds	3,683,730	-	-	3,683,730
Total	$46,832,867	$ -	$ -	$46,832,867

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any level 3 assets during the fiscal year ended December 31, 2018. There were no transfers into or out of the levels during the fiscal year ended December 31, 2018. It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

The Funds did not invest in derivative instruments during the fiscal year ended December 31, 2018.

2018 Annual Report 29

Notes to Financial Statements - continued

4.) INVESTMENT ADVISORY AGREEMENTS
The Trust, with respect to each of the Funds, has an investment advisory agreement (collectively the “Management Agreements”) with the Advisor. Under the terms of the Management Agreements, the Advisor manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. Under the Management Agreements, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds. The Advisor pays all operating expenses of the Funds with the exception of taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short) and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trustees and Trust officers with respect thereto. The Funds will also pay expenses that they are authorized to pay pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (none are currently authorized). The Advisor also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services and payment of certain Fund expenses as described below, the Advisor receives an annual investment management fee of 1.50%, 1.50%, 1.50%, and 1.25% of the average daily net assets from Value, Select, Opportunity and Micro-Cap, respectively. Prior to May 1, 2017, Value paid the Advisor an annual investment management fee of 2.00% of the average daily net assets on assets up to and including $100 million and 1.75% of the average daily net assets over $100 million. Additionally, prior to May 1, 2017, Opportunity's management fee was 2.00% of the average daily net assets. As a result of the above calculations, for the fiscal year ended December 31, 2018, the Advisor earned management fees (before the waivers described below) totaling $901,890, $395,695, $157,139 and $673,800 for Value, Select, Opportunity, and Micro-Cap, respectively. At December 31, 2018, $68,423, $23,076, $12,089 and $48,786 was due to the Advisor from Value, Select, Opportunity and Micro-Cap, respectively. The Advisor has contractually agreed to waive management fees and/or reimburse Select and Opportunity to the extent necessary to maintain total annual operating expenses of the Funds (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and indirect costs of investing in acquired funds) at 1.15% and 1.25%, respectively, of daily net assets through April 30, 2019. The Advisor waived $92,323 and $26,186 for the fiscal year ended December 31, 2018 for Select and Opportunity, respectively, pursuant to their contractual agreements. There is no recapture provision to these waivers.

5.) RELATED PARTY TRANSACTIONS
Certain officers and shareholders of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management fees paid to the Advisor from the Funds.

The Trustees who are not interested persons of the Funds were paid a total of $36,000, in Trustees fees for the fiscal year ended December 31, 2018 for the Trust. Under the Management Agreements, the Advisor pays these fees.

6.) INVESTMENTS
For the fiscal year ended December 31, 2018, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

	Value	Select	Opportunity	Micro-Cap
Purchases	$11,627,075	$5,528,936	$5,549,393	$59,501,674
Sales	$19,361,948	$4,993,838	$1,875,967	$57,282,647

There were no purchases or sales of U.S. Government obligations.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940, as amended. At December 31, 2018, National Financial Services, LLC, located at 200 Liberty Street, New York, New York, for the benefit of its customers, held, in aggregate, 36.40% of Value, and therefore also may be deemed to control Value. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 81.61%, of Select, and therefore may be deemed to control Select. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 67.83%, of Opportunity, and therefore may be deemed to control Opportunity. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 85.55% of Micro-Cap, and therefore may be deemed to control Micro-Cap.

8.) TAX MATTERS
For federal income tax purposes, at December 31, 2018 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

2018 Annual Report 30

Notes to Financial Statements - continued
	Value	Select	Opportunity	Micro-Cap
Cost of Investments	$34,471,968	$21,047,530	$8,782,092	$46,363,809

Gross Unrealized Appreciation	$20,132,377	$4,572,601	$3,376,820	$6,933,685
Gross Unrealized Depreciation	($2,920,004)	($2,288,550)	($1,156,545)	($6,464,627)
Net Unrealized Appreciation
(Depreciation) on Investments	$17,212,373	$2,284,051	$2,220,275	$469,058

The tax character of distributions paid during the fiscal years ended December 31, 2018 and 2017 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2018	December 31, 2017
PARADIGM VALUE FUND
Ordinary Income	$ 157,414	$ 607,252
Long-term Capital Gain	6,348,209	5,898,501
	$ 6,505,623	$ 6,505,753

PARADIGM SELECT FUND
Ordinary Income	$ 62,610	$ 684,217
Long-term Capital Gain	602,974	261,927
	$ 665,584	$ 946,144

PARADIGM OPPORTUNITY FUND
Ordinary Income	$ -	$ -
Long-term Capital Gain	447,555	70,402
	$ 447,555	$ 70,402

PARADIGM MICRO-CAP FUND
Ordinary Income	$ 45,002	$ 107,926
Long-term Capital Gain	5,450,668	3,069,005
	$ 5,495,670	$ 3,176,931

As of December 31, 2018, the components of distributable earnings on a tax basis were as follows:

	Value	Select
Undistributed ordinary income	$ 60,862	$ 4,928
Undistributed capital gain	62,769	-
Unrealized appreciation	17,212,373	2,284,051
	$ 17,336,004	$ 2,288,979

	Opportunity	Micro-Cap
Undistributed ordinary income	$ -	$ -
Undistributed capital gain	92	5,884
Unrealized appreciation	2,220,275	469,058
	$ 2,220,367	$ 474,942

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and temporary tax basis adjustments resulting from underlying investment mergers.

9.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2018 Annual Report 31

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2018 Annual Report 32

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Paradigm Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Paradigm Funds, comprising Paradigm Value Fund, Paradigm Select Fund, Paradigm Opportunity Fund, and Paradigm Micro-Cap Fund (the “Funds”), as of December 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2004.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 22, 2019

2018 Annual Report 33

DISCLOSURE OF EXPENSES (Unaudited)

The ongoing costs to shareholders associated with the Paradigm Value Fund, Paradigm Select Fund, Paradigm Opportunity Fund and Paradigm Micro-Cap Fund consist solely of management fees. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Funds’ transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. If shares are redeemed within 90 days of purchase from the Funds, the shares are subject to a 2% redemption fee. The following example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Funds on July 1, 2018 and held through December 31, 2018.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in the Funds and other funds. In order to do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the annual maintenance fee charged to IRA accounts, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PARADIGM VALUE FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2018 to
	July 1, 2018	December 31, 2018	December 31, 2018

Actual	$1,000.00	$886.90	$7.13

Hypothetical	$1,000.00	$1,017.64	$7.63
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

PARADIGM SELECT FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2018 to
	July 1, 2018	December 31, 2018	December 31, 2018

Actual	$1,000.00	$858.25	$5.39

Hypothetical	$1,000.00	$1,019.41	$5.85
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2018 Annual Report 34

Disclosure of Expenses (Unaudited) - continued

PARADIGM OPPORTUNITY FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2018 to
	July 1, 2018	December 31, 2018	December 31, 2018

Actual	$1,000.00	$863.84	$5.87

Hypothetical	$1,000.00	$1,018.90	$6.36
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

PARADIGM MICRO-CAP FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2018 to
	July 1, 2018	December 31, 2018	December 31, 2018

Actual	$1,000.00	$781.38	$5.61

Hypothetical	$1,000.00	$1,018.90	$6.36
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2018 Annual Report 35

ADDITIONAL INFORMATION December 31, 2018

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
(Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING GUIDELINES
(Unaudited)

Paradigm Funds Advisor LLC, the Funds’ Advisor, is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Funds’ web site at www.paradigm-funds.com. It is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s web site at http://www.sec.gov.

Information regarding how the Funds voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number(1-800-239-0732). This information is also available on the SEC’s web site at http://www.sec.gov.

ADDITIONAL INFORMATION

You will find more information about the Funds at www.paradigm-funds.com. For shareholder inquiries, please call toll-free in the U.S. at 1-800-239-0732.

2018 Annual Report 36

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2018 Annual Report 37

TRUSTEES AND OFFICERS (Unaudited)

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust as of December 31, 2018.

Interested Trustees and Officers

				Number of	Other
Name,	Position(s)	Term of	Principal	Portfolios	Directorships
Address[1],	Held with	Office and	Occupation(s)	Overseen	Held by Trustee
and Year of Birth	the Trust	Length of	During the	By	During the
		Time Served	Past 5 Years	Trustee	Past 5 Years

Candace King	President	Indefinite Term,	Co-Portfolio Manager of Paradigm Micro-Cap Fund since	4	None
Weir[2]	and Trustee	Since 2002	2011, Paradigm Value Fund, Paradigm Select Fund and
(1944)			Paradigm Opportunity Fund since February 2013;
Director, President, Chief Investment Officer, and Portfolio
Manager of Paradigm Capital Management, Inc. since
1994; Director and President of C.L. King & Associates,
Inc. since 1972; Managing Member of PCM Ventures, LLC
since 1996, PCM Ventures International LLC since 2001,
PCM Ventures II, LLC since 2003, and PCM Ventures III,
LLC since 2010; Chief Executive Officer and Director of
PCM Advisors LLC 2004-2012, Paradigm Funds Advisors
LLC since 2005, and Paradigm Capital Management
Growth Advisors, Inc. 2007-2012.

Amelia F. Weir	Secretary	Indefinite Term,	Co-Portfolio Manager of Paradigm Micro-Cap Fund since	N/A	N/A
(1975)		Since 2009	2011, Paradigm Value Fund, Paradigm Select Fund and
Paradigm Opportunity Fund since February 2013;
Portfolio Manager and Director of Research Paradigm
Capital Management (2008 - current).

Carl A. Florio,	Trustee	Indefinite Term,	Director and Vice Chairman of Paradigm Funds Advisor	4	Director,
CPA[3]		Since 2005	LLC and affiliated entities (2008 - current).		American Bio
(1948					Medical; Dir.,
First Niagara
Financial Group

Robert A.	Treasurer,	Indefinite Term,	SVP and CFO of Paradigm Funds Advisor LLC and affili-	N/A	N/A
Benton	Chief	Treasurer and	ated advisors (May 2006 - current), SVP and CFO of C.L.
(1954)	Financial	Chief Financial	King & Associates, a registered broker dealer (February
	Officer, and	Officer Since	2001 - current); SVP and CFO of Paradigm Capital
	Chief	2002, Chief	Management, Inc. (February 2001 - March 2004); May 2006
	Compliance	Compliance	- current.
	Officer	Officer Since
June 2016

Independent Trustees

		Term of	Principal	Number of	Other
Name,	Position(s)	Office and	Occupation(s)	Portfolios	Directorships
Address[1],	Held with	Length of	During	Overseen	During the
and Year of Birth	the Trust	Time Served	Past 5 Years	By Trustee	Past 5 Years

Gary Greenhouse	Trustee	Indefinite Term,	Founder and President, Dr. Woods Products (a con-	4	None
(1943)		Since 2016	sumer products company) (2006 - current); Founder and
			Managing Partner, Sylvia Woods Food Company (2000 -
			current).

Peter H.	Trustee	Indefinite Term,	Peter H. Heerwagen, Attorney at Law (2009 - current).	4	None
Heerwagen		Since 2009
(1945)

William P.	Trustee	Indefinite Term,	Chief Executive Officer of Bright Hub, Inc. (2006 - cur-	4	Director, MTI
Phelan[4], CPA		Since 2007	rent).		Micro
(1956)

George M. Philip	Trustee	Indefinite Term,	Retired (2013 - current); President, University of Albany,		Director, First
(1947)		Since 2016	State University of New York (2007 - 2013).	4	Niagara
					Financial
					Group, iPic
					Entertainment
					Inc., US Airways

1 The address of each trustee and officer is c/o Paradigm Funds, Nine Elk Street, Albany, NY 12207.

2 Candace King Weir is considered an “interested person” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, by virtue of her affiliation with the Trust’s investment advisor, Paradigm Funds Advisor LLC.

3 Carl A. Florio is considered an “interested person” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, because he is an officer of the Trust’s investment advisor, Paradigm Funds Advisor LLC. Carl A. Florio is a member of the Board of Directors of a non-profit foundation that retains Paradigm Capital Management, Inc. to manage a portion of the foundation’s assets. Candace King Weir is a Director and the President of Paradigm Capital Management, Inc.; and an interested Trustee of the Trust; and CEO of the Trust’s investment advisor, Paradigm Funds Advisor LLC.

4 William P. Phelan is a limited partner in PCM Partners, LP II. As of December 31, 2018 he owned 0.99% of the PCM Partners, LP II partnership, the value of which was $2.28 million. Candace King Weir is the general partner of PCM Partners, LP II; an interested Trustee of the The

Statement of Additional Information includes additional information about the Funds’ Trustees and may be obtained without charge by calling 1-800-239-0732.

2018 Annual Report 38

Board of Trustees
Carl A. Florio
Gary Greenhouse
Peter H. Heerwagen
Candace King Weir
William P. Phelan
George M. Philip

Investment Advisor
Paradigm Funds Advisor LLC
Nine Elk Street
Albany, NY 12207-1002

Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services
8000 Town Centre Dr., Suite 400
Broadview Heights., OH 44147

Fund Administrator
Premier Fund Solutions, Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

This report is provided for the general information of the shareholders of the Paradigm
Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that William P. Phalen is an audit committee financial expert. Mr. Phalen is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 12/31/18	FYE 12/31/17
Audit Fees	$39,400	$38,000
Audit-Related Fees	$0	$0
Tax Fees	$13,000	$10,000
All Other Fees	$1,800	$1,500

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.
All Other Fees: Semi-Annual Report Review

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 12/31/18	FYE 12/31/17
Registrant	$14,800	$11,500
Registrant’s Investment Adviser	$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Paradigm Funds

By: /s/Candace King Weir Candace King Weir President

Date: 2/26/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Candace King Weir Candace King Weir President

Date: 2/26/19

By: /s/Robert A. Benton Robert A. Benton Chief Financial Officer

Date: 2/26/2019